DoubleLine Income Solutions Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 1.8%
	Apollo Aviation Securitization Equity Trust
717,872	Series 2024-1A-B	6.90	%(a)	05/16/2049	728,130
948,383	Series 2024-2A-B	6.61	%(a)	09/16/2049	984,863
	Arivo Acceptance Auto Loan Receivables Trust
1,150,000	Series 2021-1A-D	5.83	%(a)	01/18/2028	1,154,902
	AVANT Loans Funding Trust
1,525,000	Series 2025-REV1-D	8.39	%(a)	05/15/2034	1,530,206
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	2,065,880
	Bojangles Issuer LLC
300,000	Series 2024-1A-A2	6.58	%(a)	11/20/2054	306,505
	Business Jet Securities LLC
820,334	Series 2024-2A-C	7.97	%(a)	09/15/2039	826,609
	Castlelake Aircraft Securitization Trust
507,326	Series 2018-1-C	6.63	%(a)	06/15/2043	297,947
	Compass Datacenters LLC
1,250,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	1,285,932
	Diversified Energy Co. PLC
2,927,273	Series 2025-1A-B	10.40	%(a)	02/28/2045	2,970,814
	Dividend Solar Loans LLC
888,113	Series 2018-2-B	4.25	%(a)	12/20/2038	819,874
	JOL Air Ltd.
825,408	Series 2019-1-B	4.95	%(a)	04/15/2044	819,344
	Pagaya AI Debt Selection Trust
2,750,000	Series 2021-3-CERT	0.00	%(a)(b)(c)	05/15/2029	76,961
	Sierra Timeshare Conduit Receivables Funding LLC
422,334	Series 2023-2A-D	9.72	%(a)	04/20/2040	439,743
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00	%(a)(b)(c)	08/15/2030	253,221
	SoFi Professional Loan Program LLC
100,000	Series 2018-C-R1	0.00	%(a)(b)(c)	01/25/2048	682,050
	Start Ltd./Bermuda
187,384	Series 2019-1-C	6.41	%(a)	03/15/2044	186,432
	Summit Issuer LLC
4,300,000	Series 2020-1A-C	5.10	%(a)	12/20/2050	4,270,920
	Sunbird Engine Finance
56,573	Series 2020-1A-C	6.78	%(a)	02/15/2045	55,355
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	1,037,619
	Uniti Group LP
2,000,000	Series 2025-1A-C	9.12	%(a)	04/20/2055	2,071,013
	Upstart Securitization Trust
907,636	Series 2021-4-C	3.19	%(a)	09/20/2031	894,784
	Willis Lease Finance Corp.
407,828	Series 2020-A-C	6.66	%(a)	03/15/2045	400,225
468,050	Series 2021-A-C	7.39	%(a)	05/15/2046	457,945
	Total Asset Backed Obligations (Cost $23,888,721)				24,617,274
BANK LOANS - 27.8%
	1261229 BC Ltd.
6,760,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%)	10.56%		10/08/2030	6,534,486
	Access CIG LLC
3,851,356	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.50% Floor)	8.38%		08/18/2028	3,873,925
	Acuris Finance US, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,036,672	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.05%		02/16/2028	3,043,322
	ADMI Corp.
5,709,579	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		12/23/2027	5,549,711
	Alera Group 2nd Lien T/L
3,570,000	Senior Secured Second Lien Term Loan	9.83	%(d)	05/21/2033	3,643,631
	Allied Universal Holdco LLC
7,302,373	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.18%		05/15/2028	7,345,421
	Altice France SA
1,372,494	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor)	9.76%		08/31/2028	1,247,062
	Alvaria Holdco (Aspect Software) Second-Out T/L
1,155,099	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.75% Floor)	5.44	%(d)	05/05/2028	325,160
	Alvaria Holdco (Aspect Software) Third-Out T/L A
2,665,308	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.11%, 0.00% Floor)	6.54	%(d)	05/05/2028	76,628
	Applied Systems, Inc.
1,540,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.00% Floor)	8.80%		02/23/2032	1,582,928
	Apro LLC
6,149,993	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.06%		07/09/2031	6,142,306
	Ascend Learning LLC
5,825,093	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.85%, 0.50% Floor)	10.18%		12/10/2029	5,846,937
	Aspire Bakeries T/L B
1,641,709	Senior Secured Term Loan	7.82	%(d)	12/23/2030	1,633,500
	Astra Acquisition Corp.
755,504	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.75%, 2.00% Floor)	11.05	%(e)	02/25/2028	215,084
1,204,012	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 2.00% Floor)	9.55	%(e)	10/25/2028	27,090
9,662,677	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 8.99%, 0.75% Floor)	13.16	%(e)	10/25/2029	64,450
	Asurion LLC
905,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.69%		02/03/2028	867,954
4,225,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.69%		01/22/2029	3,930,898
	Aveanna Healthcare LLC
7,855,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.15%, 0.50% Floor)	11.48%		12/10/2029	7,731,284
	Bausch + Lomb Corp.
7,376,765	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%		09/29/2028	7,392,146
6,655,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%		01/15/2031	6,675,830
	Boxer Parent Co., Inc.
10,120,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		07/30/2032	9,873,376
	Brand Industrial Services, Inc.
3,731,770	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.78%		08/01/2030	3,138,661
	Central Parent LLC
1,968,515	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%		07/06/2029	1,648,730
	ClubCorp Holdings, Inc.
8,019,713	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.56%		09/18/2026	8,039,762
	CommScope LLC
11,035,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 2.00% Floor)	9.58%		12/17/2029	11,185,573

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Cornerstone Building Brands, Inc.
1,405,714	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.68%	04/12/2028	1,259,288
1,323,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.81%	05/15/2031	1,131,465
	Crown Finance US, Inc.
11,099,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.57%	12/02/2031	11,110,324
	Dexko Global, Inc.
1,676,359	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.19%	10/04/2028	1,608,282
1,609,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	10/04/2028	1,551,614
	DG Investment Intermediate Holdings 2, Inc.
4,990,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 6.75%, 0.75% Floor)	11.19%	03/29/2029	4,972,834
	Directv Financing LLC
8,887,754	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.75% Floor)	9.79%	08/02/2029	8,835,228
	Eagle Parent Corp.
9,449,237	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	9,386,258
	Edelman Financial Engines Center LLC
5,515,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%	10/06/2028	5,544,643
	EG America LLC
7,272,206	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	02/07/2028	7,314,384
	Eisner Advisory Group LLC
2,755,197	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.33%	02/28/2031	2,770,695
	Element Materials Technology Group US Holdings, Inc.
610,938	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	06/25/2029	613,610
	Ellucian Holdings, Inc.
1,485,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	11/22/2032	1,518,412
	Fertitta Entertainment LLC/NV
4,179,930	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.83%	01/29/2029	4,180,097
	FinThrive Software Intermediate Holdings, Inc.
220,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.44%	12/18/2028	199,552
1,212,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.75%, 0.50% Floor)	11.19%	12/17/2029	989,149
	Flynn America LP
3,178,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.94%	07/31/2028	3,162,981
	Gainwell Acquisition Corp.
9,463,293	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.75% Floor)	8.40%	10/01/2027	9,139,175
	Golden State Foods LLC
2,114,078	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.56%	12/04/2031	2,126,868
	Greystone Select Financial LLC
3,577,538	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.55%	06/19/2028	3,559,651
	Groupe Solmax, Inc.
2,838,387	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.75% Floor)	9.19%	07/24/2028	2,399,544
	Hexion Holdings Corp.
7,893,933	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.31%	03/15/2029	7,886,512
	Husky Injection Molding Systems Ltd.
9,414,872	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.78%	02/15/2029	9,451,825
	INEOS US Finance LLC
7,930,925	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.58%	02/19/2030	7,621,500

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	INEOS US Petrochem LLC
2,508,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.68%		03/29/2029	2,342,079
4,613,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%		10/07/2031	4,227,062
	Klockner Pentaplast of America, Inc.
3,087,752	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.73%, 0.50% Floor)	9.23%		02/09/2026	2,864,986
	Kronos Acquisition Holdings, Inc.
4,739,188	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%		07/08/2031	4,260,530
	Lasership, Inc.
736,726	Senior Secured First Lien Term Loan (1 mo. SOFR US + 7.50% Cash or 1 mo. SOFR US + 1.50% + 7.00% PIK, 0.75% Floor)	11.93%		08/10/2029	227,155
	LBM Acquisition LLC
9,530,212	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	8.16%		06/06/2031	8,934,574
	Lereta LLC
1,093,066	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.75% Floor)	9.69%		08/07/2028	971,660
	LifePoint Health, Inc.
664,983	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%		05/19/2031	655,900
7,404,626	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.01%		05/19/2031	7,337,503
	MH Sub I LLC
2,352,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%		12/31/2031	2,050,357
	Mitchell International, Inc.
8,460,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%		06/17/2032	8,356,365
	MLN US Holdco LLC
2,920,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 8.75%, 0.00% Floor)	15.25	%(e)	11/30/2026	21,973
	Natgasoline LLC
3,229,688	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%)	9.83%		03/29/2030	3,217,576
	Needle Holdings LLC
61,317	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 9.50%, 0.00% Floor)	16.00	%(e)	04/28/2028	16,249
	NEP Group, Inc.
6,648,321	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%		08/19/2026	6,143,481
2,015,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.00%, 0.00% Floor)	11.57%		10/19/2026	1,088,100
	NGL Energy Operating LLC
661,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.08%		02/03/2031	657,784
	OneDigital Borrower LLC
6,665,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	9.58%		07/02/2032	6,689,994
	Ontario Gaming GTA LP
7,324,438	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%		08/01/2030	7,263,792
	Par Petroleum LLC
2,732,161	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.01%		02/28/2030	2,713,392
	Polaris Newco LLC
7,341,415	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.50% Floor)	8.29%		06/05/2028	7,164,487
	Pretium PKG Holdings, Inc.
2,860,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 6.75%, 0.50% Floor)	11.31%		10/01/2029	496,210
	Pretzel Parent T/L B
3,236,888	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.83	%(d)	10/01/2031	3,218,275

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Radiology Partners, Inc.
9,500,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	8.82%		06/30/2032	9,434,687
	RealPage, Inc.
3,690,750	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%		04/24/2028	3,701,250
	Sabre GLBL, Inc.
7,725,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.00%)	9.43%		06/30/2028	7,688,306
583,534	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.43%		11/15/2029	583,534
	Sound Inpatient Physicians Holdings LLC
3,771,145	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%, 0.00% Floor)	11.08%		06/29/2026	567,482
	Staples, Inc.
1,692,213	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	10.03%		09/10/2029	1,565,897
	StubHub Holdco Sub LLC
6,670,341	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%		03/15/2030	6,492,443
	Team Health Holdings, Inc.
7,601,958	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 1.00% Floor)	9.53%		03/02/2027	7,575,807
	Townsquare Media, Inc.
8,029,500	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.32%		02/19/2030	7,266,698
	Travelport Finance Luxembourg Sarl
4,922,355	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 7.00%, 1.00% Floor)	11.30%		09/29/2028	3,825,605
	Trident TPI Holdings, Inc.
1,273,891	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%		09/18/2028	1,253,356
	United Natural Foods, Inc.
2,136,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%		05/01/2031	2,158,118
	Univision Communications, Inc.
3,038,673	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%		06/25/2029	3,033,614
	Vantage Specialty Chemicals, Inc.
5,209,908	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.50% Floor)	9.03%		10/26/2026	5,057,310
	Veritiv Operating Co.
5,548,505	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%		11/29/2030	5,574,860
	Vibrantz Technologies, Inc.
2,028,497	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.40%, 0.50% Floor)	8.64%		04/23/2029	1,776,761
	Victra Holdings LLC
5,890,887	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.40%, 0.50% Floor)	8.55%		03/29/2029	5,900,106
	Voyager Parent LLC
7,905,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	9.07%		05/10/2032	7,834,724
	WaterBridge Midstream Operating LLC
9,438,675	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.00% Floor)	9.05%		06/27/2029	9,413,379
	Zayo Group Holdings, Inc.
1,787,960	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%		03/09/2027	1,721,841
	Total Bank Loans (Cost $419,032,470)				389,315,008
COLLATERALIZED LOAN OBLIGATIONS - 9.1%
	Apidos CLO
3,000,000	Series 2016-24A-DR (3 mo. Term SOFR + 6.06%, 0.00% Floor)	10.33	%(a)	10/20/2030	3,006,856
	Babson CLO Ltd./Cayman Islands
1,500,000	Series 2018-4A-E (3 mo. Term SOFR + 6.08%, 5.82% Floor)	10.34	%(a)	10/15/2030	1,487,819

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Buttermilk Park CLO
6,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.27	%(a)	10/15/2031	6,516,458
	Canyon Capital CLO Ltd.
2,500,000	Series 2016-1A-ER (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.27	%(a)	07/15/2031	2,480,275
6,650,000	Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)	10.77	%(a)	07/15/2030	6,664,135
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.93	%(a)	04/15/2034	1,007,828
6,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	11.22	%(a)	04/15/2034	5,851,686
	Canyon CLO
2,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.27	%(a)	07/15/2031	2,502,224
	Carlyle Global Market Strategies
3,000,000	Series 2019-1A-D (3 mo. Term SOFR + 6.96%, 6.70% Floor)	11.23	%(a)	04/20/2031	2,997,478
	Carlyle Group, Inc.
2,000,000	Series 2013-3A-DR (3 mo. Term SOFR + 5.76%, 0.00% Floor)	10.02	%(a)	10/15/2030	2,001,563
	Chenango Park CLO
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.32	%(a)	04/15/2030	1,488,026
	CIFC Funding Ltd.
750,000	Series 2013-1A-DR (3 mo. Term SOFR + 6.91%, 0.00% Floor)	11.17	%(a)	07/16/2030	751,343
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)	9.67	%(a)	01/15/2031	2,890,885
2,500,000	Series 2018-55A-F (3 mo. Term SOFR + 7.46%, 0.00% Floor)	11.72	%(a)	04/15/2031	1,912,276
	Halcyon Loan Advisors Funding Ltd.
1,152,528	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.54	%(a)	09/28/2025	182,215
1,670,971	Series 2014-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.29	%(a)	09/28/2025	23
	Lake George Park CLO Ltd.
1,000,000	Series 2025-1A-E (3 mo. Term SOFR + 4.60%, 4.60% Floor)	8.87	%(a)	04/15/2038	1,001,019
	LCM LP
5,000,000	Series 17A-ER (3 mo. Term SOFR + 6.26%, 6.00% Floor)	10.52	%(a)	10/15/2031	3,823,989
6,500,000	Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)	9.83	%(a)	01/20/2031	4,875,636
2,000,000	Series 28A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.28	%(a)	10/20/2030	1,400,000
	LCM XIII LP
3,500,000	Series 14A-FR (3 mo. Term SOFR + 7.87%, 0.00% Floor)	12.14	%(a)	07/20/2031	376,468
	Madison Park Funding Ltd.
11,000,000	Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.33	%(a)	10/22/2030	10,904,190
	Magnetite CLO Ltd.
500,000	Series 2022-33A-ER (3 mo. Term SOFR + 5.55%, 5.55% Floor)	9.82	%(a)	10/20/2037	508,066
	Newark BSL CLO
2,000,000	Series 2017-1A-D (3 mo. Term SOFR + 6.56%, 0.00% Floor)	10.84	%(a)	07/25/2030	2,001,090
	Octagon Investment Partners Ltd.
5,000,000	Series 2012-1A-DR (3 mo. Term SOFR + 7.41%, 0.00% Floor)	11.67	%(a)	07/15/2029	5,000,666
8,750,000	Series 2013-1A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.29	%(a)	07/17/2030	8,396,032
5,460,000	Series 2013-1A-ER (3 mo. Term SOFR + 7.26%, 0.00% Floor)	11.53	%(a)	07/19/2030	5,465,101
2,000,000	Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)	12.61	%(a)	07/15/2030	472,456
500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.77	%(a)	10/15/2034	489,381
2,000,000	Series 2019-3A-ERR (3 mo. Term SOFR + 7.53%, 7.53% Floor)	11.79	%(a)	07/15/2037	2,057,517
1,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.86%, 6.60% Floor)	11.12	%(a)	07/15/2036	906,008
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.63	%(a)	07/20/2034	495,948
	Sound Point CLO Ltd.
2,400,000	Series 2019-2A-ER (3 mo. Term SOFR + 6.73%, 6.47% Floor)	10.99	%(a)	07/15/2034	2,093,568
500,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	11.10	%(a)	10/25/2034	470,042
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	11.15	%(a)	10/25/2034	1,759,465
	Stewart Park CLO
7,500,000	Series 2015-1A-ER (3 mo. Term SOFR + 5.54%, 5.28% Floor)	9.80	%(a)	01/15/2030	7,513,258
	Venture CDO Ltd.
5,012,243	Series 2017-26A-E (3 mo. Term SOFR + 7.06%, 0.00% Floor)	11.33	%(a)	01/20/2029	2,994,815
4,000,000	Series 2017-27A-E (3 mo. Term SOFR + 6.61%, 0.00% Floor)	10.88	%(a)	07/20/2030	2,362,966
	Voya CLO Ltd.
1,500,000	Series 2017-1A-D (3 mo. Term SOFR + 6.36%, 0.00% Floor)	10.64	%(a)	04/17/2030	1,483,247
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 5.51%, 5.25% Floor)	9.77	%(a)	07/15/2031	959,471
1,000,000	Series 2018-2A-F (3 mo. Term SOFR + 7.55%, 7.29% Floor)	11.81	%(a)	07/15/2031	615,772

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Wind River CLO Ltd.
2,000,000	Series 2013-2A-E1R (3 mo. Term SOFR + 7.01%, 0.00% Floor)	11.28	%(a)	10/18/2030	1,984,791
3,500,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.27	%(a)	01/15/2031	3,185,153
2,000,000	Series 2014-3A-ER2 (3 mo. Term SOFR + 6.48%, 6.22% Floor)	10.75	%(a)	10/22/2031	1,846,994
5,000,000	Series 2017-1A-ER (3 mo. Term SOFR + 7.32%, 7.06% Floor)	11.59	%(a)	04/18/2036	4,895,151
3,000,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	11.57	%(a)	04/15/2035	2,907,991
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.76%, 0.00% Floor)	10.02	%(a)	07/15/2030	1,005,162
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	10.27	%(a)	07/15/2030	959,995
	Total Collateralized Loan Obligations (Cost $143,375,121)				126,952,498
FOREIGN CORPORATE BONDS - 30.6%
159,466	ACI Airport Sudamerica SA	6.88	%(a)	11/29/2034	154,843
14,762,286	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	14,755,045
9,500,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	7,495,279
9,853,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	7,947,987
2,606,250	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	2,220,755
2,000,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	1,698,700
23,092,000	AL Candelaria Spain SA	5.75%		06/15/2033	19,613,190
5,939,205	Alpha Holding SAB de CV	9.00	%(e)	12/31/2025	44,544
12,208,365	Alpha Holding SAB de CV	9.00	%(a)(e)	12/31/2025	91,563
376,662	Alpha Holding SAB de CV	10.00	%(a)(e)	12/19/2026	4,708
14,407,320	Alpha Holding SAB de CV	10.00	%(e)	12/19/2026	180,092
4,000,000	Altice France SA	5.50	%(a)	10/15/2029	3,320,000
2,500,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	2,552,713
1,543,512	Autopistas del Sol SA/Costa Rica	7.38%		12/30/2030	1,535,779
17,000,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(f)	04/22/2031	15,145,433
800,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13	%(a)	07/02/2035	804,640
1,750,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	1,727,792
14,800,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50	%(a)	04/16/2031	14,612,188
8,800,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.03%)	6.63	%(f)	01/24/2032	8,171,129
5,350,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 4.30%)	8.75	%(a)(f)	05/20/2035	5,409,160
6,500,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%		01/08/2039	6,723,074
20,000,000	Braskem Idesa SAPI	6.99%		02/20/2032	13,899,575
3,000,000	Braskem Idesa SAPI	6.99	%(a)(g)	02/20/2032	2,084,936
22,655,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	14,267,351
8,150,000	BRF SA	5.75%		09/21/2050	6,626,466
1,958,000	Calfrac Holdings LP	10.88	%(a)	03/15/2026	1,944,002
20,800,000	Canacol Energy Ltd.	5.75%		11/24/2028	7,198,133
7,900,000	CAP SA	3.90%		04/27/2031	6,354,771
1,425,000	Comision Federal de Electricidad	5.00%		07/30/2049	1,192,255
11,000,000	CSN Resources SA	4.63%		06/10/2031	8,668,336
7,500,000	CSN Resources SA	5.88%		04/08/2032	6,174,293
8,270,632	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	361,628
4,121,146	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	25,676
1,375,000	eG Global Finance PLC	12.00	%(a)	11/30/2028	1,519,346
2,237,000	ENA Master Trust	4.00%		05/19/2048	1,622,160
4,040,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 (11.00% Cash + 2.00% PIK)	11.00	%(a)	09/12/2030	3,277,450
6,114,200	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	6,181,456
4,956,000	Fresnillo PLC	4.25	%(g)	10/02/2050	3,616,940
15,000,000	Frigorifico Concepcion SA	7.70	%(a)(g)	07/21/2028	11,667,414
6,160,000	Frigorifico Concepcion SA	7.70	%(g)	07/21/2028	4,791,418

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,200,000	FS Luxembourg Sarl	8.63	%(a)	06/25/2033	6,125,600
5,995,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	6,157,242
3,700,000	Garda World Security Corp.	8.38	%(a)	11/15/2032	3,803,874
7,120,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)(g)	09/01/2027	7,307,690
17,000,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	12,950,850
10,130,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)(g)	02/15/2029	10,604,064
1,000,000	Industrias Penoles SAB de CV	4.75	%(g)	08/06/2050	764,687
11,800,000	Infraestructura Energetica Nova SAPI de CV	4.88	%(g)	01/14/2048	8,724,330
7,800,000	Infraestructura Energetica Nova SAPI de CV	4.75%		01/15/2051	5,512,008
5,925,566	Invepar Holdings	0.00	%(c)(e)	12/30/2028	–
3,900,000	Kosmos Energy Ltd.	7.75%		05/01/2027	3,483,090
2,800,000	Kosmos Energy Ltd.	8.75%		10/01/2031	2,076,989
1,690,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	1,536,603
4,000,000	Medco Cypress Tree Pte Ltd.	8.63	%(a)(g)	05/19/2030	4,098,954
6,300,000	Metinvest BV	7.75%		10/17/2029	4,933,532
7,600,000	Mexarrend SAPI de CV	10.25	%(e)	07/24/2025	57,000
17,360,000	Mexarrend SAPI de CV	10.25	%(a)(e)	07/24/2025	130,200
9,500,000	Motion Finco Sarl	8.38	%(a)	02/15/2032	8,708,881
7,100,000	Movida Europe SA	7.85	%(a)	04/11/2029	6,559,760
6,900,000	Movida Europe SA	7.85%		04/11/2029	6,374,978
16,267,756	MV24 Capital BV	6.75%		06/01/2034	15,791,756
6,242,204	Oi SA (10.00% Cash or 7.50% Cash + 6.00% PIK or 13.50% PIK)	10.00	%(a)	06/30/2027	4,064,759
13,340,353	Oi SA (8.50% Cash or 8.50% PIK)	8.50	%(a)	12/31/2028	900,474
5,800,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	5,823,304
7,665,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(e)	12/31/2025	2,874,375
14,325,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25	%(a)(e)	12/31/2025	5,371,875
5,600,000	Orbia Advance Corp. SAB de CV	5.50%		01/15/2048	4,411,416
5,495,000	Phoenix Aviation Capital Ltd.	9.25	%(a)(g)	07/15/2030	5,695,608
8,150,000	Raizen Fuels Finance SA	6.95	%(g)	03/05/2054	7,567,100
6,600,000	Saavi Energia Sarl	8.88%		02/10/2035	6,895,350
5,400,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	5,641,650
12,000,000	Sasol Financing USA LLC	5.50%		03/18/2031	9,872,317
1,330,000	Seaspan Corp.	5.50	%(a)	08/01/2029	1,265,503
22,200,000	Simpar Europe SA	5.20%		01/26/2031	18,204,000
3,935,000	Telesat Canada / Telesat LLC	5.63	%(a)	12/06/2026	2,380,675
1,973,826	TransJamaican Highway Ltd.	5.75%		10/10/2036	1,834,671
2,080,923	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%		12/31/2027	1,675,143
1,481,647	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(a)	12/31/2027	1,192,726
7,228,717	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%		12/31/2028	2,024,041
1,681,094	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(a)	12/31/2028	470,706
8,803,994	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%		12/31/2044	286,130
4,099,000	Volcan Cia Minera SAA	8.75%		01/24/2030	4,075,246
4,500,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	4,566,733
	Total Foreign Corporate Bonds (Cost $572,161,078)				428,478,110
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 18.3%
20,898,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	14,733,717
4,000,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(f)	10/15/2025	4,040,088
23,250,000	Brazilian Government International Bond	4.75%		01/14/2050	16,448,145
500,000	Colombia Government International Bond	4.13%		02/22/2042	317,511
16,000,000	Colombia Government International Bond	5.00%		06/15/2045	10,832,056
6,300,000	Colombia Government International Bond	5.20%		05/15/2049	4,237,369
12,000,000	Colombia Government International Bond	4.13%		05/15/2051	6,860,280
22,000,000	Comision Federal de Electricidad	4.68%		02/09/2051	15,347,592
3,200,000	Corp. Nacional del Cobre de Chile	3.70%		01/30/2050	2,172,831
14,900,000	Corp. Nacional del Cobre de Chile	3.15%		01/15/2051	9,157,125

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,500,000	Ecopetrol SA	5.88%		05/28/2045	4,491,522
25,000,000	Ecopetrol SA	5.88	%(g)	11/02/2051	16,480,650
12,120,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	8,752,155
1,391,950	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	1,414,082
11,450,000	Guatemala Government Bond	4.65%		10/07/2041	9,124,219
5,700,000	Mexico City Airport Trust	5.50%		07/31/2047	4,710,621
2,350,000	Mexico Government International Bond	4.40	%(g)	02/12/2052	1,654,929
26,100,000	Mexico Government International Bond	3.77%		05/24/2061	15,480,562
9,600,000	Morocco Government International Bond	4.00%		12/15/2050	6,550,562
20,250,000	OCP SA	5.13%		06/23/2051	15,400,479
6,100,000	Peruvian Government International Bond	2.78%		12/01/2060	3,292,353
17,000,000	Petrobras Global Finance BV	5.50%		06/10/2051	13,170,266
29,500,000	Petroleos del Peru SA	5.63%		06/19/2047	18,684,819
17,200,000	Petroleos Mexicanos	6.38%		01/23/2045	12,194,779
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	7,394,142
6,900,000	Port Of Spain Waterfront Development	7.88%		02/19/2040	6,873,780
8,200,000	Port Of Spain Waterfront Development	7.88	%(a)	02/19/2040	8,168,840
22,000,000	Republic of South Africa Government International Bond	5.65	%(g)	09/27/2047	16,485,823
1,900,000	Trinidad Generation Unlimited	7.75	%(a)	06/16/2033	1,969,587
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $291,452,195)				256,440,884
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 13.0%
	1345 Trust
1,740,000	Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)	7.30	%(a)	06/15/2030	1,747,340
	ACREC Trust
5,000,000	Series 2023-FL2-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	8.59	%(a)	02/19/2038	5,024,755
	ARDN Mortgage Trust
1,800,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.80	%(a)	06/15/2035	1,808,194
	AREIT Ltd.
3,000,000	Series 2024-CRE9-D (1 mo. Term SOFR + 4.29%, 4.29% Floor)	8.60	%(a)	05/17/2041	2,942,730
	AREIT Trust
1,000,000	Series 2022-CRE6-E (30 day avg SOFR US + 3.40%, 3.40% Floor)	7.70	%(a)	01/20/2037	996,551
1,500,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	8.76	%(a)	06/17/2039	1,505,019
2,560,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.10	%(a)	01/17/2030	2,443,958
	BANK5 Trust
71,528,879	Series 2023-5YR4-XA	1.26	%(h)(i)	12/15/2056	2,095,975
	BBCMS Trust
1,350,000	Series 2025-5C34-D	4.25	%(a)	05/15/2058	1,172,933
	Beast Mortgage Trust
6,325,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	10.43	%(a)	03/15/2036	855,468
	Benchmark Mortgage Trust
121,775,000	Series 2020-B18-AGNX	0.62	%(a)(h)(i)	07/15/2053	1,449
2,905,000	Series 2024-V10-D	4.50	%(a)	09/15/2057	2,584,965
	BrightSpire Capital, Inc.
3,350,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.81%, 2.70% Floor)	7.13	%(a)	08/19/2038	3,253,376
3,363,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.86	%(a)	08/19/2037	3,352,222
	BSPDF Issuer Ltd.
2,500,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.86%, 2.75% Floor)	7.18	%(a)	10/15/2036	2,471,095
	BSPRT Issuer LLC
1,535,000	Series 2024-FL11-C (1 mo. Term SOFR + 2.64%, 2.64% Floor)	6.96	%(a)	07/15/2039	1,532,919
	BX Trust
1,825,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	6.26	%(a)	04/15/2034	1,792,343
2,290,000	Series 2021-ARIA-F (1 mo. Term SOFR + 2.71%, 2.59% Floor)	7.02	%(a)	10/15/2036	2,280,657

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,250,000	Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)	8.26	%(a)	06/15/2040	2,261,312
2,320,000	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.25	%(a)	03/15/2030	2,281,153
	CALI Mortgage Trust
1,599,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.10	%(a)	07/15/2041	1,604,819
	Cantor Commercial Real Estate Lending LP
10,200,000	Series 2019-CF2-SWX1	1.45	%(a)(h)(i)	11/15/2052	484,179
12,080,000	Series 2019-CF2-SWX2	1.19	%(a)(h)(i)	11/15/2052	452,389
	Citigroup Commercial Mortgage Trust
28,597,445	Series 2014-GC25-XG	1.10	%(a)(h)(i)	10/10/2047	643
	Commercial Mortgage Pass Through Certificates
3,929,315	Series 2014-UBS4-F	3.75	%(a)(c)	08/10/2047	1,768
3,195,558	Series 2014-UBS4-G	3.75	%(a)(c)	08/10/2047	930
14,000	Series 2014-UBS4-V	0.00	%(a)(c)(h)	08/10/2047	2
18,438,000	Series 2015-CR26-XD	1.42	%(a)(h)(i)	10/10/2048	620
	Computershare Corporate Trust
9,180,600	Series 2015-C29-F	4.36	%(a)(c)(h)	06/15/2048	7,359,867
38,737,225	Series 2015-C29-G	4.36	%(a)(c)(h)	06/15/2048	13,067,654
23,520,000	Series 2016-LC24-XEF	1.77	%(a)(h)(i)	10/15/2049	439,325
	DOLP Trust
3,430,000	Series 2021-NYC-G	3.70	%(a)(h)	05/10/2041	2,318,178
	FIVE Mortgage Trust
1,433,000	Series 2023-V1-D	6.51	%(a)(h)	02/10/2056	1,358,880
	FS Rialto
750,000	Series 2024-FL9-D (1 mo. Term SOFR + 3.94%, 3.94% Floor)	8.26	%(a)	10/19/2039	746,711
	Great Wolf Trust
5,000,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	7.95	%(a)	05/15/2041	5,012,801
	Greystone Commercial Real Estate Notes
3,080,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63	%(a)	07/15/2039	3,063,032
	GS Mortgage Securities Corp. II
1,734,301	Series 2010-C1-C	5.64	%(a)(h)	08/10/2043	1,723,554
810,392	Series 2014-GC20-E	4.60	%(a)(c)(h)	04/10/2047	17,375
2,642,723	Series 2015-GC28-D	4.56	%(a)(h)	02/10/2048	2,533,380
	HGI CRE CLO Ltd.
2,800,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78	%(a)	06/16/2036	2,795,663
1,710,000	Series 2021-FL2-E (1 mo. Term SOFR + 2.56%, 2.56% Floor)	6.88	%(a)	09/17/2036	1,688,953
	HIG RCP LLC
4,239,800	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	7.93	%(a)	09/19/2038	4,270,462
	JPMBB Commercial Mortgage Securities Trust
43,706,095	Series 2013-C14-XC	0.57	%(a)(h)(i)	08/15/2046	118,415
6,653,300	Series 2014-C19-NR	3.75	%(a)(c)(h)	04/15/2047	4,414,066
32,516,612	Series 2014-C21-XD	0.81	%(a)(h)(i)	08/15/2047	524
5,000,000	Series 2015-C27-E	2.81	%(a)(c)(h)	02/15/2048	213,438
24,531,000	Series 2015-C27-XE	1.65	%(a)(h)(i)	02/15/2048	964
	KREF
3,350,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43	%(a)	02/15/2039	3,319,870
	LoanCore
3,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78	%(a)	07/15/2036	2,965,332
1,200,000	Series 2021-CRE5-E (1 mo. Term SOFR + 3.86%, 3.86% Floor)	8.18	%(a)	07/15/2036	1,175,934
3,000,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.28	%(a)	11/15/2038	3,010,503
1,790,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.05	%(a)	08/17/2042	1,742,696
	LSTAR Commercial Mortgage Trust
2,379,000	Series 2017-5-C	4.82	%(a)(h)	03/10/2050	2,215,464
	MF1 Multifamily Housing Mortgage Loan Trust
830,000	Series 2021-FL5-E (1 mo. Term SOFR + 3.11%, 3.11% Floor)	7.43	%(a)	07/15/2036	830,162
2,170,000	Series 2021-FL6-E (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.38	%(a)	07/16/2036	2,147,156
2,750,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.23	%(a)	10/16/2036	2,668,330
4,550,000	Series 2022-FL10-C (1 mo. Term SOFR + 4.48%, 4.48% Floor)	8.80	%(a)	09/17/2037	4,568,455
2,500,000	Series 2022-FL10-D (1 mo. Term SOFR + 5.73%, 5.73% Floor)	10.05	%(a)	09/17/2037	2,511,442

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,625,000	Series 2024-FL14-D (1 mo. Term SOFR + 4.84%, 4.84% Floor)	9.16	%(a)	03/19/2039	2,661,616
3,200,000	Series 2024-FL15-D (1 mo. Term SOFR + 4.04%, 4.04% Floor)	8.35	%(a)	08/18/2041	3,210,150
1,900,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.06	%(a)	02/18/2040	1,878,747
	Morgan Stanley Capital I Trust
28,321,318	Series 2016-UB11-XA	1.57	%(h)(i)	08/15/2049	283,137
	Morgan Stanley Capital I, Inc.
3,357,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.23	%(a)	05/15/2036	299,612
13,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	8.08	%(a)	05/15/2036	1,023,750
	Natixis Commercial Mortgage Securities Trust
5,000,000	Series 2022-JERI-G (1 mo. Term SOFR + 7.61%, 7.46% Floor)	11.92	%(a)	01/15/2039	3,311,695
	NYC Commercial Mortgage Trust
1,980,000	Series 2025-3BP-E (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.85	%(a)	02/15/2042	1,956,163
	PFP III Ltd.
2,829,311	Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)	7.30	%(a)	09/17/2039	2,835,290
600,000	Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.86	%(a)	12/18/2042	600,842
3,000,000	Series 2025-12-D (1 mo. Term SOFR + 3.09%, 3.09% Floor)	7.41	%(a)	12/18/2042	3,004,188
	Ready Capital Corp.
1,500,000	Series 2021-FL7-D (1 mo. Term SOFR + 3.06%, 2.95% Floor)	7.38	%(a)	11/25/2036	1,503,705
2,538,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.83	%(a)	11/25/2036	2,536,711
3,500,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.85	%(a)	10/25/2039	3,512,600
2,810,000	Series 2023-FL11-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	8.60	%(a)	10/25/2039	2,822,308
	ROCK Trust
571,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	597,534
	SCOTT Trust
500,000,000	Series 2023-SFS-X	0.32	%(a)(h)(i)	03/10/2040	2,147,600
	SMR Mortgage Trust
24,036,525	Series 2022-INDI-HRR (1 mo. Term SOFR + 10.50%, 10.50% Floor)	14.81%		02/15/2039	21,472,765
	Wells Fargo Commercial Mortgage Trust
500,000	Series 2025-5C4-D	4.50	%(a)	05/15/2058	435,441
	WF-RBS Commercial Mortgage Trust
78,027,115	Series 2014-LC14-XC	1.82	%(a)(h)(i)	03/15/2047	1,603,485
	WHARF Trust
1,850,000	Series 2025-DC-E	7.72	%(a)(h)	07/15/2040	1,901,714
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $226,091,614)				182,847,403
US CORPORATE BONDS - 21.3%
5,050,000	1261229 BC Ltd.	10.00	%(a)(g)	04/15/2032	5,097,924
2,620,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.75	%(a)(g)	01/15/2029	2,300,873
4,805,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	9.75	%(a)(g)	04/15/2030	4,886,246
2,270,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	2,323,913
1,590,000	Artera Services LLC	8.50	%(a)	02/15/2031	1,325,306
3,220,018	ASP Unifrax Holdings, Inc. (5.85% Cash + 1.25% PIK or 7.10% Cash)	7.10	%(a)	09/30/2029	1,481,208
3,245,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	3,391,025
2,130,000	Beach Acquisition Bidco LLC (10.00% Cash or 10.75% PIK)	10.00	%(a)	07/15/2033	2,213,102
3,620,000	Brand Industrial Services, Inc.	10.38	%(a)	08/01/2030	3,344,469
1,017,000	Caesars Entertainment, Inc.	8.13	%(a)	07/01/2027	1,017,941
7,535,000	Castle US Holding Corp.	10.00	%(a)	06/30/2031	3,277,725
1,680,000	CHS/Community Health Systems, Inc.	6.00	%(a)(g)	01/15/2029	1,617,300
1,310,000	CHS/Community Health Systems, Inc.	10.88	%(a)	01/15/2032	1,390,063
6,440,000	Clarios Global LP / Clarios US Finance Co.	8.50	%(a)	05/15/2027	6,480,282
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)(g)	06/01/2029	4,730,417
3,815,000	ClubCorp Holdings, Inc.	8.50	%(a)	09/15/2025	3,738,700
4,665,000	Cobra AcquisitionCo LLC	6.38	%(a)	11/01/2029	4,019,289

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,160,000	CommScope LLC	9.50	%(a)(g)	12/15/2031	7,503,304
3,595,000	CoreWeave, Inc.	9.25	%(a)	06/01/2030	3,678,344
3,420,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	3,147,071
3,645,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	3,695,312
6,120,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)(g)	02/01/2028	5,916,727
7,505,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	10.00	%(a)	02/15/2031	7,291,246
2,140,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	1,856,450
4,375,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)(g)	10/15/2029	3,393,407
3,365,000	EchoStar Corp.	10.75%		11/30/2029	3,468,810
6,550,000	Embarq LLC	8.00	%(g)	06/01/2036	3,007,269
3,500,000	Freedom Mortgage Holdings LLC	8.38	%(a)(g)	04/01/2032	3,540,502
1,375,000	Frontier Communications Holdings LLC	5.88	%(a)	10/15/2027	1,376,380
3,255,000	Full House Resorts, Inc.	8.25	%(a)(g)	02/15/2028	3,165,062
665,000	GrafTech Global Enterprises, Inc.	9.88	%(a)(g)	12/23/2029	528,675
3,365,000	Gray Media, Inc.	10.50	%(a)(g)	07/15/2029	3,617,627
6,600,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	8.75	%(a)	05/01/2029	6,794,799
1,325,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	1,321,629
2,715,000	Hightower Holding LLC	9.13	%(a)(g)	01/31/2030	2,892,936
7,122,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	7,161,776
2,465,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	2,399,693
2,400,000	Kohl’s Corp.	10.00	%(a)	06/01/2030	2,490,358
2,990,000	LBM Acquisition LLC	6.25	%(a)(g)	01/15/2029	2,596,381
2,750,000	LFS Topco LLC	8.75	%(a)	07/15/2030	2,707,330
2,785,000	LifePoint Health, Inc.	11.00	%(a)	10/15/2030	3,075,882
6,215,000	LifePoint Health, Inc.	10.00	%(a)(g)	06/01/2032	6,419,567
3,895,000	Mativ Holdings, Inc.	8.00	%(a)(g)	10/01/2029	3,534,037
3,850,000	Mavis Tire Express Services Topco Corp.	6.50	%(a)(g)	05/15/2029	3,784,818
5,100,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	5,134,241
4,750,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	3,821,383
1,245,000	ModivCare, Inc.	5.00	%(a)	10/01/2029	43,575
1,840,000	Nabors Industries, Inc.	8.88	%(a)(g)	08/15/2031	1,368,220
3,815,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38	%(a)	02/15/2032	3,829,585
550,000	Olympus Water US Holding Corp.	6.25	%(a)(g)	10/01/2029	525,304
1,970,000	OneMain Finance Corp.	9.00	%(g)	01/15/2029	2,067,117
14,485,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	14,089,880
4,395,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88	%(a)(g)	09/01/2031	2,411,756
8,265,470	Pyxus Holdings, Inc.	8.50	%(a)	12/31/2027	7,489,828
5,778,973	Radiology Partners, Inc. (9.78% Cash or 9.78% PIK)	9.78	%(a)	02/15/2030	5,685,065
3,395,000	Radiology Partners, Inc.	8.50	%(a)(g)	07/15/2032	3,407,154
1,945,000	Sabre GLBL, Inc.	8.63	%(a)(g)	06/01/2027	1,992,419
2,080,000	Sabre GLBL, Inc.	10.75	%(a)(g)	11/15/2029	2,145,096
2,760,000	Staples, Inc.	10.75	%(a)(g)	09/01/2029	2,625,933
5,000,000	Staples, Inc.	12.75	%(a)	01/15/2030	3,333,783
2,595,000	Starz Capital Holdings LLC	5.50	%(a)	04/15/2029	2,164,490
8,340,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	3,231,750
5,300,000	TKC Holdings, Inc.	10.50	%(a)	05/15/2029	5,450,981
1,930,000	TMS International Corp./DE	6.25	%(a)	04/15/2029	1,836,651
7,965,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	8,459,077
9,485,000	United Natural Foods, Inc.	6.75	%(a)(g)	10/15/2028	9,370,819
4,575,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)	06/15/2032	4,625,362
6,720,000	Univision Communications, Inc.	8.50	%(a)(g)	07/31/2031	6,733,525
3,915,000	Upbound Group, Inc.	6.38	%(a)	02/15/2029	3,877,623
6,685,000	Venture Global LNG, Inc.	8.38	%(a)(g)	06/01/2031	6,948,059
1,810,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	1,961,578
2,110,000	Vibrantz Technologies, Inc.	9.00	%(a)(g)	02/15/2030	1,423,275
7,270,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)(g)	09/15/2029	7,625,358
9,170,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	9,881,830
5,695,000	Vital Energy, Inc.	7.88	%(a)(g)	04/15/2032	4,873,757
515,520	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.54	%(a)	04/30/2030	509,076

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,710,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	3,862,301
2,830,000	Weatherford International Ltd.	8.63	%(a)	04/30/2030	2,918,826
	Total US Corporate Bonds (Cost $317,485,641)				298,725,852
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.3%
	Federal Home Loan Mortgage Corp.
46,139,330	Series 2021-P009-X	1.41	%(h)(i)	01/25/2031	1,356,118
3,481,930	Series 3631-SJ (-1 x 30 day avg SOFR US + 6.13%, 0.00% Floor, 6.24% Cap)	1.82	%(i)(j)	02/15/2040	328,486
136,534	Series 3770-SP (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.08	%(i)(j)	11/15/2040	557
8,288,224	Series 3980-SX (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.08	%(i)(j)	01/15/2042	1,103,547
3,839,243	Series 5083-IH	2.50	%(i)	03/25/2051	571,245
20,484,243	Series 5129-S (-1 x 30 day avg SOFR US + 2.70%, 0.00% Floor, 2.70% Cap)	0.00	%(i)(j)	12/25/2044	51,049
11,249,255	Series 5133-PI	3.00	%(i)	08/25/2051	1,642,058
11,262,193	Series 5166-DI	3.00	%(i)	09/15/2048	1,303,238
	Federal National Mortgage Association
1,609,885	Series 2006-83-SH (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)	2.14	%(i)(j)	09/25/2036	156,759
6,255,087	Series 2010-123-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(i)(j)	11/25/2040	629,989
4,493,421	Series 2012-60-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.18	%(i)(j)	06/25/2042	563,180
7,914,588	Series 2019-46-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(i)(j)	08/25/2049	727,256
36,574,306	Series 2021-17-SD (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(i)(j)	04/25/2051	93,751
	FREMF Mortgage Trust
5,794,357	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	10.23	%(a)	11/25/2028	5,173,534
16,462,061	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.43	%(a)	10/25/2029	15,887,586
	Government National Mortgage Association
7,084,544	Series 2011-128-TS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62	%(i)(j)	05/16/2041	781,181
21,515,481	Series 2015-64-SG (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17	%(i)(j)	05/20/2045	2,121,222
2,597,419	Series 2018-145-IA	4.00	%(i)	10/20/2045	193,193
3,390,007	Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(i)(j)	09/20/2050	73,823
13,840,144	Series 2020-146-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(i)(j)	10/20/2050	1,974,824
5,063,533	Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(i)(j)	12/20/2050	750,256
18,814,539	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	0.94	%(i)(j)	07/20/2044	1,511,261
9,798,559	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17	%(i)(j)	07/16/2045	787,556
5,813,956	Series 2021-105-MI	3.00	%(i)	06/20/2051	831,952
30,323,140	Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(i)(j)	06/20/2051	940,833
16,697,833	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(i)(j)	07/20/2051	221,986
38,296,642	Series 2021-139-SB (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	%(i)(j)	08/20/2051	657,699
15,595,408	Series 2021-7-IQ	2.50	%(i)	01/20/2051	2,238,262
38,988,251	Series 2021-77-SG (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(i)(j)	05/20/2051	1,117,820
33,891,418	Series 2021-96-SG (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	%(i)(j)	06/20/2051	623,677
49,846,712	Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(i)(j)	06/20/2051	516,023

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
29,231,086	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(i)(j)	06/20/2051	206,161
11,313,703	Series 2022-207-IO	3.00	%(i)	08/20/2051	1,758,801
	Total US Government and Agency Mortgage Backed Obligations (Cost $57,595,297)				46,894,883
COMMON STOCKS - 0.0%(k)
9,442	Asphalt ATD Holdco, LLC(c)(l)				153,556
212,801	CFG Investment SAC - HoldCo(c)(l)				–
8,608	GTT Communications, Inc.(c)(l)				163,552
182,967	JOANN, Inc.(c)(l)				–
512,343	Oi SA(c)(g)				76,852
26,458	Revenir Energy, Inc.(c)(l)				4,233
34,608	Riverbed - Class B(c)(l)				4,343
23,846	Stichting Administratiekantoor ADR(c)(l)				–
8,776	Stichting Administratiekantoor Unigel Creditors(c)(l)				–
	Total Common Stocks (Cost $22,082,719)				402,536
ESCROW NOTES - 0.0%(k)
9,150,000	Credito Real SAB de CV SOFOM ER(a)(l)				113,826
17,286,000	Credito Real SAB de CV SOFOM ER(l)				215,038
	Total Escrow Notes (Cost $25,761,737)				328,864
RIGHTS - 0.0%(k)
333,957	Revenir Energy, Inc. Backstop, Expires 09/18/2027(c)(l)				53,433
	Total Rights (Cost $–)				53,433
WARRANTS - 0.0%(k)
27,621	GTT Communications, Inc., Expires 12/30/2027 at $ 0.00(c)(l)				12,084
	Total Warrants (Cost $386,878)				12,084
SHORT TERM INVESTMENTS - 2.2%
10,365,630	BlackRock Liquidity FedFund - Institutional	4.24	%(m)		10,365,630
10,365,594	Fidelity Government Portfolio - Institutional	4.24	%(m)		10,365,594
10,368,793	MSILF Government Portfolio - Institutional	4.24	%(m)		10,368,793
	Total Short Term Investments (Cost $31,100,017)				31,100,017
	Total Investments - 127.4%(n) (Cost $2,130,413,488)				1,786,168,846
	Other Liabilities in Excess of Assets - (27.4)%				(384,089,992)
	NET ASSETS - 100.0%				$1,402,078,854

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	30.6%
Bank Loans	27.8%
US Corporate Bonds	21.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18.3%
Non-Agency Commercial Mortgage Backed Obligations	13.0%
Collateralized Loan Obligations	9.1%
US Government and Agency Mortgage Backed Obligations	3.3%
Short Term Investments	2.2%
Asset Backed Obligations	1.8%
Common Stocks	0.0	%(k)
Escrow Notes	0.0	%(k)
Rights	0.0	%(k)
Warrants	0.0	%(k)
Other Assets and Liabilities	(27.4)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	13.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	11.6%
Energy	10.0%
Collateralized Loan Obligations	9.1%
Transportation	6.8%
Media	5.8%
Healthcare	5.7%
Electronics/Electric	5.1%
Retailers (other than Food/Drug)	4.9%
Chemicals/Plastics	4.7%
Utilities	4.5%
Banking	4.0%
US Government and Agency Mortgage Backed Obligations	3.3%
Hotels/Motels/Inns and Casinos	3.3%
Finance	3.1%
Commercial Services	3.0%
Chemical Products	2.9%
Consumer Products	2.8%
Technology	2.6%
Short Term Investments	2.2%
Industrial Equipment	2.1%
Mining	1.9%
Building and Development (including Steel/Metals)	1.9%
Asset Backed Obligations	1.8%
Leisure	1.6%
Telecommunications	1.5%
Automotive	1.3%
Food Products	0.9%
Containers and Glass Products	0.9%
Insurance	0.9%
Construction	0.9%
Pharmaceuticals	0.8%
Diversified Manufacturing	0.8%
Beverage and Tobacco	0.5%
Pulp & Paper	0.4%
Business Equipment and Services	0.3%
Financial Intermediaries	0.3%
Aerospace & Defense	0.2%
Escrow Notes	0.0	%(k)
Other Assets and Liabilities	(27.4)%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	74.4%
Brazil	11.4%
Mexico	10.3%
Colombia	9.0%
Canada	4.0%
United Kingdom	2.0%
South Africa	1.9%
Peru	1.8%
Panama	1.8%
Morocco	1.6%
Chile	1.3%
India	1.3%
Trinidad and Tobago	1.2%
Paraguay	1.2%
Luxembourg	1.0%
Guatemala	0.6%
Cayman Islands	0.5%
Ireland	0.4%
Ghana	0.4%
Ukraine	0.3%
France	0.3%
Indonesia	0.3%
Jamaica	0.2%
Costa Rica	0.1%
Hong Kong	0.1%
Uruguay	0.0	%(k)
Singapore	0.0	%(k)
Other Assets and Liabilities	(27.4)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $786,948,026 or 56.1% of the Fund’s net assets.
(b)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(c)	Value determined using significant unobservable inputs.
(d)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Security, or portion of security is on loan as of period end pursuant to the Liquidity Agreement.
(h)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(i)	Interest only security
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Represents less than 0.05% of net assets.
(l)	Non-income producing security.
(m)	Seven-day yield as of period end.
(n)	Under the Fund’s Liquidity Agreement, the lender, through its agent, has been granted a security interest in substantially all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.

CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	1,200	9/30/2025	$248,711,979	$916,147
10 Year U.S. Ultra Treasury Notes	Long	370	9/19/2025	41,432,046	846,235
U.S. Treasury Long Bonds	Long	200	9/19/2025	22,437,938	655,812
U.S. Treasury Ultra Bonds	Long	100	9/19/2025	11,541,628	370,872
					$2,789,066

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

June 30, 2025 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services— Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of June 30, 2025:

Category
Investments in Securities
Level 1
Short Term Investments	$31,100,017
Total Level 1	31,100,017
Level 2
Foreign Corporate Bonds	$428,090,806
Bank Loans	389,315,008
US Corporate Bonds	298,725,852
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	256,440,884
Non-Agency Commercial Mortgage Backed Obligations	157,772,303
Collateralized Loan Obligations	126,952,498
US Government and Agency Mortgage Backed Obligations	46,894,883
Asset Backed Obligations	23,605,042
Escrow Notes	328,864
Total Level 2	1,728,126,140
Level 3
Non-Agency Commercial Mortgage Backed Obligations	$25,075,100
Asset Backed Obligations	1,012,232
Common Stocks	402,536
Foreign Corporate Bonds	387,304
Rights	53,433
Warrants	12,084
Total Level 3	26,942,689
Total	$1,786,168,846
Other Financial Instruments
Level 1
Futures Contracts	$2,789,066
Total Level 1	2,789,066
Level 2	-
Level 3	-
Total	$2,789,066

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2024	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2025	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2025(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$25,240,637	$1,494,050	$3,324,642	$516,440	$155,983	$(5,656,652)	$-	$-	$25,075,100	$2,975,315
Asset Backed Obligations	1,668,597	206,186	34,137	(183,591)	-	(713,097)	-	-	1,012,232	9,175
Common Stocks	4,041,096	2,278,551	(3,608,203)	-	1,186,104	(3,495,012)	-	-	402,536	(1,550,378)
Foreign Corporate Bonds	5,860,033	(473,692)	255,730	2,172	-	(5,256,939)	-	-	387,304	(729,318)
Rights	217,072	-	(163,639)	-	-	-	-	-	53,433	(163,639)
Warrants	24,168	-	(12,084)	-	-	-	-	-	12,084	(12,084)
Bank Loans	1,880,943	(67,433)	(450,010)	40,825	-	(1,404,325)	-	-	-	-
Total	$38,932,546	$3,437,662	$(619,427)	$375,846	$1,342,087	$(16,526,025)	$-	$-	$26,942,689	$529,071

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2025 may be due to a security that was not held or categorized as Level 3 at either period end.
(d)	Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of June 30, 2025	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$25,075,100	Market Comparables	Market Quotes	$0.01 - $80.17 ($52.83)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$1,012,232	Market Comparables	Market Quotes	$2.80 - $682.05 ($574.96)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$402,536	Market Comparables	Market Quotes	$0.00 - $19.00 ($13.93)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$387,304	Market Comparables	Market Quotes	$0.00 - $4.37 ($4.12)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$53,433	Income Approach	Net Realizable Value	$0.16 ($0.16)	Significant changes in the net realizable value would have resulted in direct changes in the fair value of the security
Warrants	$12,084	Market Comparables	Market Quotes	$0.44 ($0.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.